Risk and Capital Management - Summary of Breakdown of Indicators of Credit Quality (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 822,590	R$ 714,104
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 135,034	R$ 134,521
Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	149,970	121,955
Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	205,050	202,145
Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 702,164	R$ 587,208
Percentage of loan operations and lease operations portfolio	85.40%	82.20%
Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 69,906	R$ 66,243
Percentage of loan operations and lease operations portfolio	8.50%	9.30%
Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 50,520	R$ 60,653
Percentage of loan operations and lease operations portfolio	6.10%	8.50%
Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,296,515	R$ 1,103,942
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 214,581	R$ 199,013
Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	234,049	182,964
Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	272,035	254,981
Stage 1 [member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,143,548	R$ 946,312
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 204,830	R$ 184,937
Stage 1 [member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	203,318	153,031
Stage 1 [member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	243,124	218,059
Stage 1 [member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 98,651	R$ 92,655
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 2,335	R$ 3,404
Stage 1 [member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	21,702	20,289
Stage 1 [member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	15,723	18,782
Stage 1 [member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 54,316	R$ 64,975
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 7,416	R$ 10,672
Stage 1 [member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	9,029	9,644
Stage 1 [member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	13,188	18,140
Stage 1 [member] | Loan Operations [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 822,590	R$ 714,104
Percentage of loan operations and lease operations portfolio	63.40%	64.70%
Stage 1 [member] | Loan Operations [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 135,034	R$ 134,521
Stage 1 [member] | Loan Operations [Member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	149,970	121,955
Stage 1 [member] | Loan Operations [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	205,050	202,145
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 702,164	R$ 587,208
Percentage of loan operations and lease operations portfolio	61.40%	62.10%
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 128,519	R$ 123,665
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	124,555	96,784
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	178,719	167,601
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 69,906	R$ 66,243
Percentage of loan operations and lease operations portfolio	70.90%	71.50%
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,600	R$ 2,793
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	16,749	15,965
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	13,389	16,692
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 50,520	R$ 60,653
Percentage of loan operations and lease operations portfolio	93.00%	93.30%
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 4,915	R$ 8,063
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	8,666	9,206
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	12,942	17,852
Stage 1 [member] | Commitments To Be Released [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 391,015	R$ 320,905
Percentage of loan operations and lease operations portfolio	30.20%	29.10%
Stage 1 [member] | Commitments To Be Released [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 24,105	R$ 17,779
Stage 1 [member] | Commitments To Be Released [Member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	76,203	55,004
Stage 1 [member] | Commitments To Be Released [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	48,337	37,475
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 362,630	R$ 294,716
Percentage of loan operations and lease operations portfolio	31.70%	31.10%
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 23,882	R$ 17,670
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	71,158	50,813
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	46,629	35,960
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 27,367	R$ 24,701
Percentage of loan operations and lease operations portfolio	27.70%	26.70%
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 200	R$ 16
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	4,823	3,884
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,621	1,414
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,018	R$ 1,488
Percentage of loan operations and lease operations portfolio	1.90%	2.30%
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 23	R$ 93
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	222	307
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	87	101
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 78,754	R$ 64,388
Percentage of loan operations and lease operations portfolio	6.90%	6.80%
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 52,429	R$ 43,602
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	7,605	5,434
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	17,776	14,498
Stage 1 [member] | Financial guarantee contracts [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 82,910	R$ 68,933
Percentage of loan operations and lease operations portfolio	6.40%	6.20%
Stage 1 [member] | Financial guarantee contracts [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 55,442	R$ 46,713
Stage 1 [member] | Financial guarantee contracts [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	7,876	6,005
Stage 1 [member] | Financial guarantee contracts [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	18,648	15,361
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,378	R$ 1,711
Percentage of loan operations and lease operations portfolio	1.40%	1.80%
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 535	R$ 595
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	130	440
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	713	676
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 2,778	R$ 2,834
Percentage of loan operations and lease operations portfolio	5.10%	4.40%
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 2,478	R$ 2,516
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	141	131
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	159	187
Individuals [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	332,536	255,483
Individuals [member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	575,850	466,984
Individuals [member] | Stage 1 [member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	492,276	390,285
Individuals [member] | Stage 1 [member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	58,891	50,180
Individuals [member] | Stage 1 [member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	24,683	26,519
Individuals [member] | Stage 1 [member] | Loan Operations [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	332,536	255,483
Individuals [member] | Stage 1 [member] | Loan Operations [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	270,371	199,158
Individuals [member] | Stage 1 [member] | Loan Operations [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	38,168	30,793
Individuals [member] | Stage 1 [member] | Loan Operations [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	23,997	25,532
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	242,370	210,647
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	220,961	190,273
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	20,723	19,387
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	686	987
Individuals [member] | Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	944	854
Individuals [member] | Stage 1 [member] | Financial guarantee contracts [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 944	R$ 854